Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 568,670	£ 519,433 [1]
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	3,065	790
(Level 3) | Recurring fair value measurement | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,015	880
(Level 3) | Recurring fair value measurement | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,178	1,005
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	33
Fair value adjustments	(539)	(506)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	45
Fair value adjustments	(82)	(127)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	176
Fair value adjustments	(388)	(212)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	117
Fair value adjustments	208	91
Financial instruments at fair value, category | (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	117	133
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	19	59
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	35	42
Financial instruments at amortised cost, category | (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	221	230
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 9	£ 17

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.